Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund
Royce Special Equity Multi-Cap Fund
Investment Goal
Royce Special Equity Multi-Cap Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Royce CRK Prospectus Royce Special Equity Multi-Cap Fund Consultant Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge on purchases held for less than 365 days	1.00%
Maximum sales charge (load) imposed on reinvested dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce CRK Prospectus Royce Special Equity Multi-Cap Fund Consultant Class
Management fees		0.85%
Distribution (12b-1) fees		1.00%
Other expenses		0.69%
Total annual Fund operating expenses		2.54%
Fee waivers and/or expense reimbursements	[1]	(0.55%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.99%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.99% through April 30, 2016.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Royce CRK Prospectus Royce Special Equity Multi-Cap Fund Consultant Class
1 Year	202
3 Years	738
5 Years	1,301
10 Years	2,834

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

   The Fund is a “non-diversified” fund within the meaning of the Investment Company Act of 1940, which means it may invest a larger percentage of its assets in a single issuer or in a smaller number of issuers than a “diversified” fund. As of December 31, 2014, the Fund held less than 30 portfolio securities.

   Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in equity securities of companies of any stock market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in equity securities of mid- and larger-cap companies with stock market capitalizations of more than $5 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

   The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes. In addition, the Fund is a “non-diversified” fund and held less than 30 portfolio securities as of December 31, 2014. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more diversified portfolio of securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

   The Fund’s intensive value approach may not be successful and could result in portfolio losses.

   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 1000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on January 27, 2014. Performance information prior to this date is for Service Class shares, not offered in this Prospectus. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher distribution expenses than the Service Class. If Consultant Class expenses had been reflected, total returns prior to January 27, 2014 would have been lower.

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 12.12% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -9.94% (quarter ended 9/30/11).
Annualized Total Returns As of 12/31/14 (%)
   The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns Royce CRK Prospectus Royce Special Equity Multi-Cap Fund	1 Year	Since Inception	Inception Date
Consultant Class	8.60%	15.35%	Dec. 31, 2010
After Taxes on Distributions Consultant Class	6.78%	14.35%
After Taxes on Distributions and Sale of Fund Shares Consultant Class	6.02%	12.16%
Russell 1000 Index (Reflects no deductions for fees, expenses, or taxes)	13.24%	15.53%	Dec. 31, 2010